DEI Document	Feb. 09, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 09, 2022
Entity Registrant Name	EURONET WORLDWIDE INC
Entity Central Index Key	0001029199
Entity Incorporation, State or Country Code	DE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
City Area Code	(913)
Local Phone Number	327-4200
Entity File Number	001-31648
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	EEFT
Security Exchange Name	NASDAQ
1.375% Senior Notes due 2026 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.375% Senior Notes due 2026
Trading Symbol	EEFT26
Security Exchange Name	NASDAQ